Provisions - Contingent liabilities with possible losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income tax and social contribution
Contingent liabilities with possible losses
Total	R$ 33,390	R$ 29,963
COFINS
Contingent liabilities with possible losses
Principal	65,044	52,272
COFINS | Action for the annulment of a tax debt
Contingent liabilities with possible losses
Principal	39,651	28,459
COFINS | Infraction notice
Contingent liabilities with possible losses
Principal	24,132	22,340
COFINS | Clearing Statement
Contingent liabilities with possible losses
Principal	R$ 1,261	R$ 1,473